Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 9,678.4	$ 116.1	₨ 6,461.8
Sundry accounts receivable		129,187.8	1,550.1	84,217.8
Advance tax (net of provision for taxes)		173,281.9	2,079.2	52,006.4
Advances		51,036.8	612.4	14,724.3
Prepaid expenses		9,484.0	113.8	4,757.4
Deposits/Margins paid		48,100.4	577.2	14,959.0
Derivatives (refer to note 25)		109,038.5	1,308.4	121,749.4
Placements with financial institutions		1,330,263.5	15,961.9	970,063.2
Receivable on account of trade date		295.5	3.5	8,442.2
ROU Assets		₨ 121,302.5	$ 1,455.5	₨ 89,989.3
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Total	Total	Total
Others	[1]	₨ 546,542.0	$ 6,558.0	₨ 129,380.8
Total		₨ 2,528,211.3	$ 30,336.1	₨ 1,496,751.6

[1]	Others include equity securities and affiliates with carrying value amounting to Rs. 22,103.4 million and Rs. 317,593.5 million as of March 31, 2023 and March 31, 2024, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 2,640.8 million and Rs. 14,646.7 million as of March 31, 2023 and March 31, 2024, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amount to Rs. 7,160.1 million and Rs. 11,759.4 million for the fiscal years ended March 31, 2023 and March 31, 2024, respectively. Further, Others also includes reinsurance assets amounting to Rs. 105,661.6 million and deferred acquisition assets amounting to Rs. 60,531.9 million as of March 31, 2024.